Warrants (Details) - Schedule of private and public warrant at IPO date, and for private warrants of assumption to calculate fair value		9 Months Ended	12 Months Ended
	May 07, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.80%	4.60%	3.98%
Expected life	5 years	5 years 4 months 6 days	5 years 4 months 6 days	5 years
Expected volatility of underlying stock	20.00%	0.00%	0.00%
Dividends	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate				0.32%
Expected volatility of underlying stock				5.00%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate				1.26%
Expected volatility of underlying stock				12.00%